CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues	¥ 290,232	$ 40,878	¥ 328,822	¥ 357,322
Cost of revenues	(90,946)	(12,809)	(103,057)	(92,393)
Gross profit	199,286	28,069	225,765	264,929
Operating expenses
Research and development	(121,806)	(17,156)	(154,476)	(206,722)
Sales and marketing	(82,705)	(11,649)	(98,324)	(116,415)
General and administrative	(45,653)	(6,430)	(105,404)	(79,922)
Total operating expenses	(250,164)	(35,235)	(358,204)	(403,059)
Loss from operations	(50,878)	(7,166)	(132,439)	(138,130)
Foreign exchange loss	(18)	(3)	(2,866)	(3,376)
Interest income	1,200	169	2,321	6,597
Interest expense	(808)	(114)	(3,136)	(8,815)
Share of loss from equity method investment	(450)	(63)
Other (loss)/income	(13,630)	(1,920)	26,318	(2,908)
Change in fair value of structured deposits	30	4	59	20
Change in fair value of foreign currency swap contract | ¥			838	6,060
Loss before income taxes	(64,554)	(9,093)	(108,905)	(140,552)
Income tax (expenses)/benefits	1,886	266	455	(32)
Net loss	(62,668)	(8,827)	(108,450)	(140,584)
Less: net loss attributable to noncontrolling interests and redeemable noncontrolling interests	(570)	(80)	(1,486)
Net loss attributable to Aurora Mobile Limited's shareholders	(62,098)	(8,747)	(106,964)	(140,584)
Net loss attributable to common shareholders	(62,098)	(8,747)	(106,964)	(140,584)
Other comprehensive income
Foreign currency translation adjustments	919	129	5,853	1,638
Total other comprehensive income, net of tax	919	129	5,853	1,638
Total comprehensive loss	(61,749)	(8,698)	(102,597)	(138,946)
Less: comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	(570)	(80)	(1,486)
Comprehensive loss attributable to Aurora Mobile Limited's shareholders	(61,179)	(8,618)	(101,111)	(138,946)
Class A Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	(48,851)	(6,881)	(84,032)	(110,258)
Net loss attributable to common shareholders	¥ (48,851)	$ (6,881)	¥ (84,032)	¥ (110,258)
Net loss per share for class A and class B common shares:
Earnings Per Share, Basic | (per share)	¥ (0.78)	$ (0.11)	¥ (1.35)	¥ (1.78)
Earnings Per Share, Diluted | (per share)	¥ (0.78)	$ (0.11)	¥ (1.35)	¥ (1.78)
Shares used in net loss per share computation:
Common Shares - basic	62,688,838	62,688,838	62,296,172	61,809,501
Common Shares - diluted	62,688,838	62,688,838	62,296,172	61,809,501
Class B Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (13,247)	$ (1,866)	¥ (22,932)	¥ (30,326)
Net loss attributable to common shareholders	¥ (13,247)	$ (1,866)	¥ (22,932)	¥ (30,326)
Net loss per share for class A and class B common shares:
Earnings Per Share, Basic | (per share)	¥ (0.78)	$ (0.11)	¥ (1.35)	¥ (1.78)
Earnings Per Share, Diluted | (per share)	¥ (0.78)	$ (0.11)	¥ (1.35)	¥ (1.78)
Shares used in net loss per share computation:
Common Shares - basic	17,000,189	17,000,189	17,000,189	17,000,189
Common Shares - diluted	17,000,189	17,000,189	17,000,189	17,000,189